LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net Loss	$ (16,318)	$ (5,897)	$ (40,057)	$ (8,657)
Denominator:
Weighted average number of common shares - basic (in shares)	209,355,000	163,260,000	175,796,000	114,160,000
Net loss per ordinary share:
Basic (in dollars per share)	$ (0.08)	$ (0.04)	$ (230)	$ (80.00)
Diluted (in dollars per share)	$ (0.08)	$ (0.04)	$ (230)	$ (80.00)